Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Nov. 15, 2024	Nov. 14, 2024	Oct. 13, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003			$ 0.001
Common stock, shares authorized	33,333,333	33,333,333			100,000,000
Common stock, shares issued	5,306,666	5,306,666	5,306,666	5,006,666	5,006,666
Common stock, shares outstanding	5,306,666	5,306,666			5,006,666
Treasury stock, shares acquired	46,406	46,406